Income Tax -Others (Details )	12 Months Ended
Dec. 31, 2015 USD ($)
Outside China
Income Tax
Withholding tax rate	10.00%
Accrued Withholding Tax	$ 36,284,325
Scepter
Income Tax
Withholding tax rate	10.00%